Summary of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Dec. 31, 2011	Oct. 01, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Schedule of Inventory [Line Items]
Components and raw materials	$ 47,411	$ 50,322		$ 27,287
Work in process	5,310	4,681		5,478
Finished goods	83,966	60,839		51,956
Inventory held on consignment	23,846	27,003		22,592
Inventory, Gross, Total	160,533	142,845		107,313
Inventory reserves	(16,732)	(14,146)	(15,126)	(12,853)	(13,063)	(17,798)
Inventories, net	$ 143,801	$ 128,699		$ 94,460